Shareholder Fees (Vanguard Wellesley Income Fund Participant:)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none